Real Estate Investments (Summary of Amortization and Accretion Recognized) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Finite-Lived Intangible Assets [Line Items]
(Accretion) and Amortization of above-and below-market leases, net (2)			$ (25)	$ 205
Depreciation and Amortization Expense | In-place Leases and Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization of market least intangibles	$ 3,872	$ 4,632	11,832	14,382
Rental Income | Above and Below Market Leases
Finite-Lived Intangible Assets [Line Items]
(Accretion) and Amortization of above-and below-market leases, net (2)	13	(30)	(142)	(30)
Property Operating and Maintenance Expense | Above market ground leases
Finite-Lived Intangible Assets [Line Items]
Amortization of market least intangibles	$ 74	$ 37	$ 117	$ 110